Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost
Total cost	$ 2,803	$ 2,803
Less - accumulated depreciation
Total accumulated depreciation	1,810	1,551
Property and Equipment, Net	993	1,252
Systems and equipment [Member]
Cost
Total cost	1,991	2,016
Less - accumulated depreciation
Total accumulated depreciation	1,126	920
Computers and software [Member]
Cost
Total cost	463	440
Less - accumulated depreciation
Total accumulated depreciation	429	410
Office furniture and equipment [Member]
Cost
Total cost	137	135
Less - accumulated depreciation
Total accumulated depreciation	79	68
Leasehold Improvements [Member]
Cost
Total cost	212	212
Less - accumulated depreciation
Total accumulated depreciation	$ 176	$ 153